Subsequent Events - Additional Information (Detail) $ in Thousands			6 Months Ended	12 Months Ended
	Apr. 07, 2017	Jan. 18, 2017 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Subsequent Event [Line Items]
Debt instrument, discount amount			$ 14,386	$ 14,630	$ 15,170
Stock split, shares	75
4.875% Senior Notes, Due June 28, 2019
Subsequent Event [Line Items]
Debt instrument, face amount		$ 10,000
Debt instrument, interest rate		4.875%	4.875%	4.875%	4.875%
Debt instrument, maturity date		Jun. 28, 2019	Jun. 28, 2019	Jun. 28, 2019	Jun. 28, 2019
Debt instrument, discount of basis points		4.00%
Debt instrument, discount amount		$ 9,600